RELATED PARTY TRANSACTIONS (Related Party transactions) (Details) - Loto Interactive Information Technology (Shenzhen) Limited [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
RELATED PARTY TRANSACTIONS
Amount	$ 77	¥ 538	¥ 0
Interest on loans [Member]
RELATED PARTY TRANSACTIONS
Amount	31	218	0
Service management [Member]
RELATED PARTY TRANSACTIONS
Amount	$ 46	¥ 320	¥ 0